Share Repurchase Programs (Tables)	12 Months Ended
Dec. 31, 2017
Share Repurchase Programs
Share Repurchase Programs

The following share repurchase programs were authorized by the Company’s Board of Directors:

In billions		Remaining as of
Authorization Date	Authorized	December 31, 2017
November 2, 2016 (“2016 Repurchase Program”)	$15.0	$13.9
December 15, 2014 (“2014 Repurchase Program”)	10.0	—
December 17, 2013 (“2013 Repurchase Program”)	6.0	—